Income Taxes Effective income tax reconciliation (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the statutory provision for income taxes and the actual benefit for income taxes is shown as follows for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Income tax expense (benefit) at U.S. federal statutory rate of 35%	$(233)	$275	$(1,333)
State tax (benefit) expense, net of federal effect	(9)	1,554	574
Income of pass-through entities not taxed at corporate entity level	3,298	5,075	(138)
Tax impact of non-U.S. disregarded entities	(282)	(1,125)	(1,055)
Rate differences between U.S. and foreign tax jurisdictions	1,388	(1,221)	(887)
Foreign currency and rate change adjustment	186	(179)	(8,792)
Permanent return to provision and deferred adjustments	1,594	(4,201)	(23)
Meals and entertainment	556	207	159
Alternative minimum tax (refund)	(1,090)	(161)	1,251
Tax effect of gain on bargain purchase from business combinations	(6,972)	(5,015)	—
Change in deferred tax asset	—	—	5,016
(Decrease) increase in valuation allowance	(12,746)	(4,726)	3,954
Benefit for income taxes	$(14,310)	$(9,517)	$(1,274)